    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 20, 2005

                       1933 ACT REGISTRATION NO. 333-52754
                       1940 ACT REGISTRATION NO. 811-07325

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                       POST-EFFECTIVE AMENDMENT NO. 5 [X]

                                       AND
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                      POST-EFFECTIVE AMENDMENT NO. 51 [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                           PRUCO LIFE FLEXIBLE PREMIUM
                            VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          PRUCO LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (973) 802-7333
    (Address and telephone number of depositor's principal executive offices)

                                THOMAS C. CASTANO
                               ASSISTANT SECRETARY
                          PRUCO LIFE INSURANCE COMPANY
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (973) 802-4708

                     (Name and address of agent for service)

                                   Copies to:

                             C. CHRISTOPHER SPRAGUE
                       VICE PRESIDENT, CORPORATE COUNSEL
                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (973) 802-6997

It is proposed that this filing will become effective (check appropriate space):

[ X ] immediately upon filing pursuant to paragraph (b) of Rule 485
[   ] on _________ pursuant to paragraph (b) of Rule 485
[   ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[   ] on __________  pursuant to paragraph (a)(3) of Rule 485

If appropriate, check the following box: [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      Title of Securities Being Registered:
               Interests in Individual Variable Annuity Contracts

                                      Note:

Registrant is filing this Post-Effective Amendment No. 5 to the Registration Statement for the purpose of including in the Registration Statement a Prospectus Supplement, which adds additional funds and amends certain other disclosure in the registration statement. The prospectus, statement of additional information and Part C that were filed as part of Post-Effective Amendment Nos. 4 filed with the SEC on April 15, 2004 are hereby incorporated by reference. Third quarter unaudited financial statements that were filed with the SEC on November 12, 2004 on Form 10-Q, as amended January 3, 2005, file number 33-37587, are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment to the Registration Statement does not amend or delete any other part of the Registration Statement.

                          PRUCO LIFE INSURANCE COMPANY

                         STRATEGIC PARTNERS(SM) SELECT

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2004
                       SUPPLEMENT DATED FEBRUARY 28, 2005

This supplement should be retained with the current prospectus for your annuity contract. If you do not have a current prospectus, please contact us at (888) PRU-2888.

We are issuing this supplement to reflect the addition of 38 variable investment options to Strategic Partners Select. Among all the underlying funds within the annuity, the fund with the highest total operating expenses as of December 31, 2003 is First Defined Portfolio Fund LLC -- Global Target 15 Portfolio, with total annual expenses of 4.69%.

The "Expense Examples" section of the prospectus is revised as indicated below. Expense Examples
--------------------------------------------------------------------------------

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING MUTUAL FUND FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE MAXIMUM FEES AND EXPENSES OF ANY OF THE MUTUAL FUNDS, WHICH DO NOT REFLECT ANY EXPENSE REIMBURSEMENTS OR WAIVERS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE AS INDICATED IN THE TABLES THAT FOLLOW.

EXAMPLE 1: IF YOU WITHDRAW YOUR ASSETS

Example 1 assumes that:

- you invest $10,000 in Strategic Partners Select;

- you allocate all of your assets to the variable investment option having the maximum total operating expenses;

- you withdraw all your assets at the end of the time period indicated;

- your investment has a 5% return each year; and

- the mutual fund's total operating expenses remain the same each year.

EXAMPLE 2: IF YOU DO NOT WITHDRAW YOUR ASSETS

Example 2 assumes that:

- you invest $10,000 in Strategic Partners Select;

- you allocate all of your assets to the variable investment option having the maximum total operating expenses;

- you DO NOT WITHDRAW any of your assets at the end of the time period indicated;

- your investment has a 5% return each year; and

- The mutual fund's total operating expenses remain the same each year.

NOTES FOR EXPENSE EXAMPLES:
-----------------------------------

THESE EXAMPLES SHOULD NOT BE
CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES. ACTUAL EXPENSES
MAY BE GREATER OR LESS THAN THOSE
SHOWN.

Note that withdrawal charges (which
are reflected in Example 1 are
assessed in connection with some
annuity options, but not others).

The values shown in the 10 year
column are the same for Example 1
and 2. This is because after 10
years, we would no longer deduct
withdrawal charges when you make a
withdrawal or when you begin the
income phase of your contract.

If your contract value is less than
$50,000, on your contract
anniversary (or upon a surrender),
we deduct a $30 fee. The examples
use an average annual contract fee,
which we calculated based on our
estimate of the total contract fees
we expected to collect in 2004.
Based on these estimates, the
annual contract fee is included as
an annual charge of 0.034% of
contract value. Your actual fees
will vary based on the amount of
your contract and your specific
allocation(s).

Premium taxes are not reflected in
the examples. We deduct a charge to
approximate premium taxes that may
be imposed on us in your state.
This charge is generally deducted
from the amount applied to an
annuity payout option.

The table of accumulation unit
values appears in the appendix to
the prospectus.

EXAMPLE 1:                      EXAMPLE 2:
IF YOU WITHDRAW YOUR ASSETS     IF YOU DO NOT WITHDRAW YOUR
                                ASSETS
1 YR    3 YRS   5 YRS   10 YRS  1 YR  3 YRS   5 YRS   10 YRS
$1,251  $2,288  $3,296  $5,869  $621  $1,838  $3,026  $5,869

HERE IS A FEE TABLE THAT SETS OUT THE FEES OF THE NEW UNDERLYING FUNDS THAT ARE BEING MADE AVAILABLE.

-------------------------------------------------------------------------------------------------------------------------------
                                    UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                        (AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      TOTAL ANNUAL
                                                          MANAGEMENT      OTHER                    PORTFOLIO OPERATING
  UNDERLYING PORTFOLIO                                       FEES      EXPENSES(1)   12B-1 FEES         EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
  AMERICAN SKANDIA TRUST:(2)
    AST JPMorgan International Equity(3)                    0.88%         0.24%         0.02%             1.14%
    AST MFS Global Equity                                   1.00%         0.40%         0.00%             1.40%
    AST DeAM Small-Cap Growth                               0.95%         0.22%         0.00%             1.17%
    AST Federated Aggressive Growth                         0.95%         0.27%         0.00%             1.22%
    AST Small-Cap Value(4)                                  0.90%         0.20%         0.00%             1.10%
    AST DeAM Small-Cap Value                                0.95%         0.41%         0.00%             1.36%
    AST Goldman Sachs Mid-Cap Growth                        1.00%         0.25%         0.16%             1.41%
    AST Neuberger Berman Mid-Cap Growth                     0.90%         0.21%         0.06%             1.17%
    AST Neuberger Berman Mid-Cap Value                      0.90%         0.17%         0.08%             1.15%
    AST Alger All-Cap Growth                                0.95%         0.20%         0.25%             1.40%
    AST Gabelli All-Cap Value                               0.95%         0.25%         0.00%             1.20%
    AST T. Rowe Price Natural Resources                     0.90%         0.25%         0.02%             1.17%
    AST MFS Growth                                          0.90%         0.21%         0.14%             1.25%
    AST Marsico Capital Growth                              0.90%         0.16%         0.05%             1.11%
    AST Goldman Sachs Concentrated Growth                   0.90%         0.17%         0.06%             1.13%
    AST DeAM Large-Cap Value                                0.85%         0.24%         0.00%             1.09%
    AST Alliance/Bernstein Growth + Value                   0.90%         0.25%         0.00%             1.15%
    AST Sanford Bernstein Core Value                        0.75%         0.24%         0.15%             1.14%
    AST Cohen & Steers Realty                               1.00%         0.22%         0.02%             1.24%
    AST Sanford Bernstein Managed Index 500                 0.60%         0.18%         0.06%             0.84%
    AST American Century Income & Growth                    0.75%         0.24%         0.00%             0.99%
    AST Alliance Growth and Income                          0.75%         0.16%         0.08%             0.99%
    AST Hotchkis & Wiley Large-Cap Value(5)                 0.75%         0.19%         0.04%             0.98%
    AST DeAM Global Allocation(6)                           0.97%         0.29%         0.00%             1.26%
    AST American Century Strategic Balanced                 0.85%         0.26%         0.00%             1.11%
    AST T. Rowe Price Asset Allocation                      0.85%         0.27%         0.00%             1.12%
    AST T. Rowe Price Global Bond                           0.80%         0.26%         0.00%             1.06%
    AST Goldman Sachs High Yield(7)                         0.75%         0.18%         0.00%             0.93%
    AST Lord Abbett Bond-Debenture                          0.80%         0.24%         0.00%             1.04%
    AST PIMCO Limited Maturity Bond                         0.65%         0.17%         0.00%             0.82%
  GARTMORE VARIABLE INVESTMENT TRUST:
    GVIT Developing Markets                                 1.15%         0.24%         0.25%             1.64%
  FIRST DEFINED PORTFOLIO FUND LLC:(8,9)
    First Trust(R) 10 Uncommon Values                       0.60%         1.51%         0.25%             2.36%
    Target Managed VIP                                      0.60%         0.99%         0.25%             1.84%
    S&P Target 24                                           0.60%         2.22%         0.25%             3.07%
    The Dow(SM) DART 10                                     0.60%         2.59%         0.25%             3.44%
    Value Line(R) Target 25                                 0.60%         2.69%         0.25%             3.54%
    Global Target 15                                        0.60%         3.84%         0.25%             4.69%
    Nasdaq Target 15                                        0.60%         2.29%         0.25%             3.14%
----------------------------------------------------------------------------------------------------------------------------

1 As noted above, shares of the Portfolios generally are purchased through variable insurance products. Some of the Portfolios and/or their investment advisers and/or distributors have entered into arrangements with us as the issuer of the contract under which they compensate us for providing ongoing services in lieu of the Trust providing such services. Amounts paid under these arrangements are included under "Other Expenses."
2 The Portfolios' total actual annual operating expenses for the year ended December 31, 2003 were less than the amount shown in the table due to fee waivers, reimbursement of expenses and expense offset arrangements. These waivers, reimbursements, and offset arrangements are voluntary and may be terminated by American Skandia Investment Services, Inc. and Prudential Investments LLC at any time. After accounting for the waivers, reimbursements and offset arrangements, the Portfolios' actual annual operating expenses were:

                                                               TOTAL ACTUAL ANNUAL
                                                               PORTFOLIO OPERATING
                                                                 EXPENSES AFTER
PORTFOLIO NAME                                                EXPENSE REIMBURSEMENT
--------------                                                ---------------------
AST DeAM Small-Cap Growth                                             1.02%
AST DeAM Small-Cap Value                                              1.15%
AST Goldman Sachs Mid-Cap Growth                                      1.31%
AST Marsico Capital Growth                                            1.10%
AST Goldman Sachs Concentrated Growth                                 1.06%
AST DeAM Large-Cap Value                                              0.99%
AST Alliance Growth and Income                                        0.97%
AST DeAM Global Allocation                                            0.14%

   Effective May 1, 2004, the Investment Managers have voluntarily agreed to waive a portion of their fee equal to .05% of the average daily net assets of the AST Hotchkis & Wiley Large-Cap Value Portfolio. If such waiver had been in place at year-end, the Portfolio's actual annual operating expenses would have been 0.93%.
3 Effective February 23, 2004, J.P. Morgan Investment Management, Inc. became Subadviser of the Portfolio. Prior to February 23, 2004, Strong Capital Management, Inc. served as Subadviser of the Portfolio, then named "AST Strong International Equity."
4 Effective November 22, 2004, JP Morgan Investment Management, Inc., Lee Munder Investments, Ltd., and Integrity Asset Management, became subadvisers of the Portfolio. Prior to November 22, 2004, GAMCO Investors, Inc. served as subadviser of the Portfolio, then named "AST Gabelli Small-Cap Value".
5 Effective May 1, 2004, Hotchkis and Wiley Capital Management LLC became Subadviser of the Portfolio. Prior to May 1, 2004, INVESCO Funds Group, Inc. served as Subadviser of the Portfolio, then named "AST INVESCO Capital Income."
6 The DeAM Global Asset Allocation Portfolio invests primarily in shares of other AST Portfolios (the "Underlying Portfolios"). (a) The only management fee directly paid by the Portfolio is a 0.10% fee paid to American Skandia Investment Services, Inc. and Prudential Investments LLC. The management fee shown in the chart for the Portfolio is (i) that 0.10% management fee paid by the Portfolio plus (ii) an estimate of the management fees paid by the Underlying Portfolios, which are borne indirectly by investors in the Portfolio. The estimate was calculated based on the percentage of the Portfolio invested in each Underlying Portfolio as of December 31, 2003 using the management fee rates shown in the chart above. (b) The expense information shown in the chart for the Portfolio reflects (i) the expenses of the Portfolio itself plus (ii) an estimate of the expenses paid by the Underlying Portfolios, which are borne indirectly by investors in the Portfolio. The estimate was calculated based on the percentage of the Portfolio invested in each Underlying Portfolio as of December 31, 2003 using the expense rates for the Underlying Portfolios shown in the above chart.
7 Effective May 1, 2004, Goldman Sachs Asset Management, L.P. became Subadviser of the Portfolio. Prior to May 1, 2004, Federated Investment Counseling served as Subadviser of the Portfolio, then named "AST Federated High Yield."
8 The Funds' Board of Trustees reserve the right to suspend payments under the 12b-1 Plan at any time. On May 1, 2003, 12b-1 payments were suspended for all Funds except the First Trust 10 Uncommon Values Portfolio. Payments under the 12b-1 Plan will resume effective May 1, 2004 for the Target Managed VIP Portfolio, the Dow Dart 10 Portfolio, the Global Target 15 Portfolio, the S&P Target 24 Portfolio, the Nasdaq Target 15 Portfolio and the Value Line Target 25 Portfolio.
9 First Trust has voluntarily agreed to waive fees and reimburse expenses of the Funds through September 30, 2005 to limit Total Annual Fund Operating Expenses (excluding brokerage expense and extraordinary expense) as shown in the table below. There can be no assurance that First Trust will continue to waive fees and reimburse expenses after September 30, 2005. First Trust may seek restitution from the Funds for fees waived and expenses reimbursed within three years following such waiver or reimbursement; however, the restitution is limited to the extent that it would not cause a Fund to exceed current expense limitations.

                                                               TOTAL ACTUAL ANNUAL
                                                               PORTFOLIO OPERATING
                                                                 EXPENSES AFTER
PORTFOLIO NAME                                                EXPENSE REIMBURSEMENT
--------------                                                ---------------------
First Trust(R) 10 Uncommon Values                                     1.37%
Target Managed VIP                                                    1.47%
S&P Target 24                                                         1.47%
The Dow(SM) DART 10                                                   1.47%
Value Line(R) Target 25                                               1.47%
Global Target 15                                                      1.47%
Nasdaq Target 15                                                      1.47%

IN SECTION 2 OF THE PROSPECTUS, THE FOLLOWING PARAGRAPH IS ADDED AFTER THE THIRD PARAGRAPH UNDER THE SECTION ENTITLED "VARIABLE INVESTMENT OPTIONS".

     "The Portfolios of the American Skandia Trust are co-managed by PI and American Skandia Investment Services, Incorporated, also under a manager-of-managers approach. American Skandia Investment Services, Incorporated is an indirect, wholly-owned subsidiary of Prudential Financial, Inc."

IN SECTION 2 OF THE PROSPECTUS, WE ADD THE FOLLOWING BRIEF DESCRIPTIONS OF THE NEW VARIABLE INVESTMENT OPTIONS:

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                                                                                              PORTFOLIO
        STYLE/                                                                                ADVISOR/
         TYPE                          INVESTMENT OBJECTIVES/POLICIES                        SUBADVISER
---------------------------------------------------------------------------------------------------------------
                        AST JPMORGAN INTERNATIONAL EQUITY: (f/k/a AST Strong
                        International Equity) seeks long-term capital growth by
                        investing in a diversified portfolio of international equity securities. The Portfolio seeks to meet its objective by
                        investing, under normal market conditions, at least 80% of
                        its assets in a diversified portfolio of equity securities     J.P. Morgan Investment
 INTERNATIONAL EQUITY   of companies located or operating in developed non-U.S.            Management Inc.
                        countries and emerging markets of the world. The equity
                        securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the
                        United States.
---------------------------------------------------------------------------------------------------------------
                        AST MFS GLOBAL EQUITY: seeks capital growth. Under normal
                        circumstances the Portfolio invests at least 80% of its
                        assets in equity securities of U.S. and foreign issuers        Massachusetts Financial
    GLOBAL EQUITY       (including issuers in developing countries). The Portfolio        Services Company
                        generally seeks to purchase securities of companies with
                        relatively large market capitalizations relative to the
                        market in which they are traded.
---------------------------------------------------------------------------------------------------------------
                        AST DEAM SMALL-CAP GROWTH: seeks maximum growth of
                        investors' capital from a portfolio of growth stocks of
                        smaller companies. The Portfolio pursues its objective,
                        under normal circumstances, by primarily investing at least
      SMALL CAP         80% of its total assets in the equity securities of                Deutsche Asset
        GROWTH          small-sized companies included in the Russell 2000 Growth(R)      Management, Inc.
                        Index. The Subadviser employs an investment strategy
                        designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                        Russell 2000 Growth(R) Index, but which attempts to
                        outperform the Russell 2000 Growth(R) Index.
---------------------------------------------------------------------------------------------------------------
                        AST FEDERATED AGGRESSIVE GROWTH: seeks capital growth. The
                        Portfolio pursues its investment objective by investing in the stocks of small companies that are traded on national
                        security exchanges, NASDAQ stock exchange and the               Federated Investment
      SMALL CAP         over-the-counter-market. Small companies will be defined as     Counseling/Federated
        GROWTH          companies with market capitalizations similar to companies        Global Investment
                        in the Russell 2000 Growth Index. Up to 25% of the                Management Corp.
                        Portfolio's net assets may be invested in foreign
                        securities, which are typically denominated in foreign
                        currencies.
---------------------------------------------------------------------------------------------------------------
                        AST SMALL-CAP VALUE: seeks to provide long-term capital
                        growth by investing primarily in small-capitalization stocks that appear to be undervalued. The Portfolio will have a
                        non-fundamental policy to invest, under normal
                        circumstances, at least 80% of the value of its assets in      JP Morgan Investments,
                        small capitalization companies. The 80% investment                 Inc./Lee Munder
      SMALL CAP         requirement applies at the time the Portfolio invests its           Investments,
        VALUE           assets. The Portfolio generally defines small capitalization    Ltd./Integrity Asset
                        companies as those with a capitalization of $1.5 billion or          Management
                        less. Reflecting a value approach to investing, the
                        Portfolio will seek the stocks of companies whose current
                        stock prices do not appear to adequately reflect their
                        underlying value as measured by assets, earnings, cash flow or business franchises.
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                        AST DEAM SMALL-CAP VALUE: seeks maximum growth of investors'
                        capital. The Portfolio pursues its objective, under normal market conditions, by primarily investing at least 80% of
                        its total assets in the equity securities of small-sized
      SMALL CAP         companies included in the Russell 2000(R) Value Index. The         Deutsche Asset
        VALUE           Subadviser employs an investment strategy designed to             Management, Inc.
                        maintain a portfolio of equity securities which approximates the market risk of those stocks included in the Russell
                        2000(R) Value Index, but which attempts to outperform the
                        Russell 2000(R) Value Index.
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                                                                                              PORTFOLIO
        STYLE/                                                                                ADVISOR/
         TYPE                          INVESTMENT OBJECTIVES/POLICIES                        SUBADVISER
---------------------------------------------------------------------------------------------------------------
                        AST GOLDMAN SACHS MID-CAP GROWTH: seeks long-term capital
                        growth. The Portfolio pursues its investment objective, by investing primarily in equity securities selected for their growth potential, and normally invests at least 80% of the
       MID-CAP          value of its assets in medium capitalization companies. For      Goldman Sachs Asset
        GROWTH          purposes of the Portfolio, medium-sized companies are those       Management, L.P.
                        whose market capitalizations (measured at the time of
                        investment) fall within the range of companies in the
                        Standard & Poor's MidCap 400 Index. The Subadviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.
---------------------------------------------------------------------------------------------------------------
                        AST NEUBERGER BERMAN MID-CAP GROWTH: seeks capital growth.
                        Under normal market conditions, the Portfolio primarily
                        invests at least 80% of its net assets in the common stocks of mid-cap companies. For purposes of the Portfolio,
       MID-CAP          companies with equity market capitalizations that fall            Neuberger Berman
        GROWTH          within the range of the Russell Midcap(R) Index, at the time       Management Inc.
                        of investment, are considered mid-cap companies. Some of the
                        Portfolio's assets may be invested in the securities of
                        large-cap companies as well as in small-cap companies. The
                        Subadviser looks for fast-growing companies that are in new or rapidly evolving industries.
---------------------------------------------------------------------------------------------------------------
                        AST NEUBERGER BERMAN MID-CAP VALUE: seeks capital growth.
                        Under normal market conditions, the Portfolio primarily
                        invests at least 80% of its net assets in the common stocks of mid-cap companies. For purposes of the Portfolio,
                        companies with equity market capitalizations that fall
       MID-CAP          within the range of the Russell Midcap(R) Index at the time       Neuberger Berman
        VALUE           of investment are considered mid-cap companies. Some of the        Management Inc.
                        Portfolio's assets may be invested in the securities of
                        large-cap companies as well as in small-cap companies. Under the Portfolio's value-oriented investment approach, the
                        Subadviser looks for well-managed companies whose stock
                        prices are undervalued and that may rise in price before
                        other investors realize their worth.
---------------------------------------------------------------------------------------------------------------
                        AST ALGER ALL-CAP GROWTH: seeks long-term capital growth.
                        The Portfolio invests primarily in equity securities, such as common or preferred stocks that are listed on U.S.
       ALL-CAP          exchanges or in the over-the-counter market. The Portfolio           Fred Alger
        GROWTH          may invest in the equity securities of companies of all           Management, Inc.
                        sizes, and may emphasize either larger or smaller companies at a given time based on the Subadviser's assessment of
                        particular companies and market conditions.
---------------------------------------------------------------------------------------------------------------
                        AST GABELLI ALL-CAP VALUE: seeks capital growth. The
                        Portfolio pursues its objective by investing primarily in
                        readily marketable equity securities including common
                        stocks, preferred stocks and securities that may be
                        converted at a later time into common stock. The Portfolio
       ALL-CAP          may invest in the securities of companies of all sizes, and
        VALUE           may emphasize either larger or smaller companies at a given     GAMCO Investors, Inc.
                        time based on the Subadviser's assessment of particular
                        companies and market conditions. The Portfolio focuses on
                        companies that appear underpriced relative to their private market value ("PMV"). PMV is the value that the Portfolio's
                        Subadviser believes informed investors would be willing to pay for a company.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                              PORTFOLIO
        STYLE/                                                                                ADVISOR/
         TYPE                          INVESTMENT OBJECTIVES/POLICIES                        SUBADVISER
---------------------------------------------------------------------------------------------------------------
                        AST T. ROWE PRICE NATURAL RESOURCES: seeks long-term capital growth primarily through the common stocks of companies that own or develop natural resources (such as energy products, precious metals and forest products) and other basic
                        commodities. The Portfolio normally invests primarily (at
                        least 80% of its total assets) in the common stocks of
        SECTOR          natural resource companies whose earnings and tangible              T. Rowe Price
                        assets could benefit from accelerating inflation. The             Associates, Inc.
                        Portfolio looks for companies that have the ability to
                        expand production, to maintain superior exploration programs and production facilities, and the potential to accumulate new resources. At least 50% of Portfolio assets will be
                        invested in U.S. securities, up to 50% of total assets also may be invested in foreign securities.
---------------------------------------------------------------------------------------------------------------
                        AST MFS GROWTH: seeks long-term capital growth and future
                        income. Under normal market conditions, the Portfolio
                        invests at least 80% of its total assets in common stocks
                        and related securities, such as preferred stocks,
      LARGE CAP         convertible securities and depositary receipts, of companies   Massachusetts Financial
        GROWTH          that the Subadviser believes offer better than average            Services Company
                        prospects for long-term growth. The Subadviser seeks to
                        purchase securities of companies that it considers well-run and poised for growth. The Portfolio may invest up to 35% of its net assets in foreign securities.
---------------------------------------------------------------------------------------------------------------
                        AST MARSICO CAPITAL GROWTH: seeks capital growth. Income
                        realization is not an investment objective and any income
                        realized on the Portfolio's investments, therefore, will be incidental to the Portfolio's objective. The Portfolio will pursue its objective by investing primarily in common stocks of larger, more established companies. In selecting
      LARGE CAP         investments for the Portfolio, the Subadviser uses an              Marsico Capital
        GROWTH          approach that combines "top down" economic analysis with           Management, LLC
                        "bottom up' stock selection. The "top down" approach
                        identifies sectors, industries and companies that should
                        benefit from the trends the Subadviser has observed. The
                        Subadviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large, a "bottom up" stock selection.
---------------------------------------------------------------------------------------------------------------
                        AST GOLDMAN SACHS CONCENTRATED GROWTH: seeks growth of
                        capital in a manner consistent with the preservation of
                        capital. Realization of income is not a significant
                        investment consideration and any income realized on the
                        Portfolio's investments, therefore, will be incidental to
      LARGE CAP         the Portfolio's objective. The Portfolio will pursue its         Goldman Sachs Asset
        GROWTH          objective by investing primarily in equity securities of          Management, L.P.
                        companies that the Subadviser believes have potential to
                        achieve capital appreciation over the long-term. The
                        Portfolio seeks to achieve its investment objective by
                        investing, under normal circumstances, in approximately
                        30 -- 45 companies that are considered by the Subadviser to be positioned for long-term growth.
---------------------------------------------------------------------------------------------------------------
                        AST DEAM LARGE-CAP VALUE: seeks maximum growth of capital by investing primarily in the value stocks of larger companies.
                        The Portfolio pursues its objective, under normal market
                        conditions, by primarily investing at least 80% of the value
      LARGE CAP         of its assets in the equity securities of large-sized              Deutsche Asset
        VALUE           companies included in the Russell 1000(R) Value Index. The        Management, Inc.
                        Subadviser employs an investment strategy designed to
                        maintain a portfolio of equity securities which approximates the market risk of those stocks included in the Russell
                        1000(R) Value Index, but which attempts to outperform the
                        Russell 1000(R) Value Index through active stock selection.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                              PORTFOLIO
        STYLE/                                                                                ADVISOR/
         TYPE                          INVESTMENT OBJECTIVES/POLICIES                        SUBADVISER
---------------------------------------------------------------------------------------------------------------
                        AST ALLIANCE/BERNSTEIN GROWTH + VALUE: seeks capital growth by investing approximately 50% of its assets in growth
                        stocks of large companies and approximately 50% of its
                        assets in value stocks of large companies. The Portfolio
                        will invest primarily in common stocks of large U.S.
                        companies included in the Russell 1000(R) Index (the
                        "Russell 1000(R)"). The Russell 1000(R) is a market
      LARGE CAP         capitalization-weighted index that measures the performance       Alliance Capital
        BLEND           of the 1,000 largest U.S. companies. Normally, about 60-85        Management, L.P.
                        companies will be represented in the Portfolio, with 25-35 companies primarily from the Russell 1000(R) Growth Index
                        constituting approximately 50% of the Portfolio's net assets and 35-50 companies primarily from the Russell 1000(R) Value
                        Index constituting the remainder of the Portfolio's net
                        assets. There will be a periodic rebalancing of each
                        segment's assets to take account of market fluctuations in order to maintain the approximately equal allocation.
---------------------------------------------------------------------------------------------------------------
                        AST SANFORD BERNSTEIN CORE VALUE: seeks long-term capital
                        growth by investing primarily in common stocks. The
                        Subadviser expects that the majority of the Portfolio's
                        assets will be invested in the common stocks of large
                        companies that appear to be undervalued. Among other things,
      LARGE CAP         the Portfolio seeks to identify compelling buying              Sanford C. Bernstein &
        VALUE           opportunities created when companies are undervalued on the           Co., LLC
                        basis of investor reactions to near-term problems or
                        circumstances even though their long-term prospects remain sound. The Subadviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.
---------------------------------------------------------------------------------------------------------------
                        AST COHEN & STEERS REALTY: seeks to maximize total return
                        through investment in real estate securities. The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of real estate issuers. Under normal circumstances, the
     REAL ESTATE        Portfolio will invest substantially all of its assets in the   Cohen & Steers Capital
        (REIT)          equity securities of real estate companies, i.e., a company       Management, Inc.
                        that derives at least 50% of its revenues from the
                        ownership, construction, financing, management or sale of
                        real estate or that has at least 50% of its assets in real estate. Real estate companies may include real estate
                        investment trusts or REITs.
---------------------------------------------------------------------------------------------------------------
                        AST SANFORD BERNSTEIN MANAGED INDEX 500: will invest, under normal circumstances, at least 80% of its net assets in
                        securities included in the Standard & Poor's 500 Composite
                        Stock Price Index (the "S&P(R) 500 "). The Portfolio seeks to outperform the S&P 500 through stock selection resulting in different weightings of common stocks relative to the
                        index. The Portfolio will invest primarily in the common
                        stocks of companies included in the S&P 500. In seeking to outperform the S&P 500, the Subadviser starts with a
       MANAGED          portfolio of stocks representative of the holdings of the      Sanford C. Bernstein &
        INDEX           index. It then uses a set of fundamental quantitative                 Co., LLC
                        criteria that are designed to indicate whether a particular stock will predictably perform better or worse than the S&P
                        500. Based on these criteria, the Subadviser determines
                        whether the Portfolio should over-weight, under-weight or
                        hold a neutral position in the stock relative to the
                        proportion of the S&P 500 that the stock represents. In
                        addition, the Subadviser also may determine that based on
                        the quantitative criteria, certain equity securities that
                        are not included in the S&P 500 should be held by the
                        Portfolio.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                              PORTFOLIO
        STYLE/                                                                                ADVISOR/
         TYPE                          INVESTMENT OBJECTIVES/POLICIES                        SUBADVISER
---------------------------------------------------------------------------------------------------------------
                        AST AMERICAN CENTURY INCOME & GROWTH: seeks capital growth with current income as a secondary objective. The Portfolio invests primarily in common stocks that offer potential for capital growth, and may, consistent with its investment
        GROWTH          objective, invest in stocks that offer potential for current      American Century
         AND            income. The Subadviser utilizes a quantitative management            Investment
        INCOME          technique with a goal of building an equity portfolio that        Management, Inc.
                        provides better returns than the S&P 500 Index without
                        taking on significant additional risk and while attempting to create a dividend yield that will be greater than the S&P
                        500 Index.
---------------------------------------------------------------------------------------------------------------
                        AST ALLIANCE GROWTH AND INCOME: seeks long-term growth of
                        capital and income while attempting to avoid excessive
                        fluctuations in market value. The Portfolio normally will
        GROWTH          invest in common stocks (and securities convertible into
         AND            common stocks). The Subadviser will take a value-oriented         Alliance Capital
        INCOME          approach, in that it will try to keep the Portfolio's assets      Management, L.P.
                        invested in securities that are selling at reasonable
                        valuations in relation to their fundamental business
                        prospects. The stocks that the Portfolio will normally
                        invest in are those of seasoned companies.
---------------------------------------------------------------------------------------------------------------
                        AST HOTCHKIS & WILEY LARGE-CAP VALUE (f/k/a AST INVESCO
                        Capital Income): seeks current income and long-term growth of income, as well as capital appreciation. The Portfolio
                        invests, under normal circumstances, at least 80% of its net
      LARGE CAP         assets plus borrowings for investment purposes in common      Hotchkis & Wiley Capital
        VALUE           stocks of large cap U.S. companies, that have a high cash          Management, LLC
                        dividend or payout yield relative to the market. The
                        Subadviser currently considers large cap companies to be
                        those with market capitalizations like those founding the
                        Russell 1000 Index. Additionally, the Portfolio can invest up to 20% of its total assets in foreign securities.
---------------------------------------------------------------------------------------------------------------
                        AST DEAM GLOBAL ALLOCATION: seeks a high level of total
                        return by investing primarily in a diversified portfolio of mutual funds. The Portfolio seeks to achieve its investment objective by investing in several other AST Portfolios
                        ("Underlying Portfolios"). The Portfolio intends its
       BALANCED         strategy of investing in combinations of Underlying                Deutsche Asset
                        Portfolios to result in investment diversification that an        Management, Inc.
                        investor could otherwise achieve only by holding numerous
                        investments. The Portfolio is expected to be invested in at least six such Underlying Portfolios at any time. It is
                        expected that the investment objectives of such AST
                        Portfolios will be diversified.
---------------------------------------------------------------------------------------------------------------
                        AST AMERICAN CENTURY STRATEGIC BALANCED: seeks capital
                        growth and current income. The Subadviser intends to
                        maintain approximately 60% of the Portfolio's assets in
                        equity securities and the remainder in bonds and other fixed
                        income securities. Both the Portfolio's equity and fixed          American Century
       BALANCED         income investments will fluctuate in value. The equity         Investment Management,
                        securities will fluctuate depending on the performance of               Inc.
                        the companies that issued them, general market and economic conditions, and investor confidence. The fixed income
                        investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
---------------------------------------------------------------------------------------------------------------
                        AST T. ROWE PRICE ASSET ALLOCATION: seeks a high level of
                        total return by investing primarily in a diversified
                        portfolio of fixed income and equity securities. The
                        Portfolio normally invests approximately 60% of its total
                        assets in equity securities and 40% in fixed income
   ASSET ALLOCATION     securities. The Subadviser concentrates common stock          T. Rowe Price Associates,
                        investments in larger, more established companies, but the              Inc.
                        Portfolio may include small and medium-sized companies with good growth prospects. The fixed income portion of the
                        Portfolio will be allocated among investment grade
                        securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                              PORTFOLIO
        STYLE/                                                                                ADVISOR/
         TYPE                          INVESTMENT OBJECTIVES/POLICIES                        SUBADVISER
---------------------------------------------------------------------------------------------------------------
                        AST T. ROWE PRICE GLOBAL BOND: seeks to provide high current income and capital growth by investing in high-quality
                        foreign and U.S. dollar-denominated bonds. The Portfolio
                        will invest at least 80% of its total assets in all types of high quality bonds including those issued or guaranteed by
                        U.S. or foreign governments or their agencies and by foreign authorities, provinces and municipalities as well as
                        investment grade corporate bonds and mortgage and
                        asset-backed securities of U.S. and foreign issuers. The
        GLOBAL          Portfolio generally invests in countries where the                  T. Rowe Price
         BOND           combination of fixed-income returns and currency exchange        International, Inc.
                        rates appears attractive, or, if the currency trend is
                        unfavorable, where the Subadviser believes that the currency risk can be minimized through hedging. The Portfolio may
                        also invest up to 20% of its assets in the aggregate in
                        below investment-grade, high-risk bonds ("junk bonds"). In addition, the Portfolio may invest up to 30% of its assets in mortgage-backed (including derivatives, such as
                        collateralized mortgage obligations and stripped mortgage
                        securities) and asset-backed securities.
---------------------------------------------------------------------------------------------------------------
                        AST GOLDMAN SACHS HIGH YIELD (f/k/a AST Federated High
                        Yield): seeks a high level of current income and may also
                        consider the potential for capital appreciation. The
                        Portfolio invests, under normal circumstances, at least 80%
                        of its net assets plus any borrowings for investment
                        purposes (measured at time of purchase) ("Net Assets") in
                        high-yield, fixed-income securities that, at the time of
                        purchase, are non-investment grade securities.
                        Non-investment grade securities are securities rated BB, Ba or below by a NRSRO, or, if unrated, determined by the
         HIGH           Subadviser to be of comparable quality. The Portfolio may
        YIELD           invest in all types of fixed income securities, including,       Goldman Sachs Asset
         BOND           senior and subordinated corporate debt obligations (such as       Management, L.P.
                        bonds, debentures, notes and commercial paper), convertible and non-convertible corporate debt obligations, loan
                        participations, custodial receipts, municipal securities and preferred stock. The Portfolio may invest up to 25% of its total assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S.
                        dollar and in securities of issuers located in emerging
                        countries denominated in any currency. Under normal market conditions, the Portfolio may invest up to 20% of its net
                        assets in investment grade fixed-income securities,
                        including U.S. Government Securities.
---------------------------------------------------------------------------------------------------------------
                        AST LORD ABBETT BOND-DEBENTURE: seeks high current income
                        and the opportunity for capital appreciation to produce a
                        high total return. To pursue its objective, the Portfolio
                        will invest, under normal circumstances, at least 80% of the value of its assets in fixed income securities and normally invests primarily in high yield and investment grade debt
                        securities, securities convertible in common stock and
                        preferred stocks. The Portfolio may find good value in high yield securities, sometimes called "lower-rated bonds" or
         BOND           "junk bonds," and frequently may have more than half of its    Lord, Abbett & Co. LLC
                        assets invested in those securities. At least 20% of the
                        Portfolio's assets must be invested in any combination of
                        investment grade debt securities, U.S. Government securities and cash equivalents. The Portfolio may also make
                        significant investments in mortgage-backed securities.
                        Although the Portfolio expects to maintain a weighted
                        average maturity in the range of five to twelve years, there are no restrictions on the overall Portfolio or on
                        individual securities. The Portfolio may invest up to 20% of its net assets in equity securities.
---------------------------------------------------------------------------------------------------------------
                        AST PIMCO LIMITED MATURITY BOND: seeks to maximize total
                        return consistent with preservation of capital and prudent
                        investment management. The Portfolio will invest in a            Pacific Investment
         BOND           diversified portfolio of fixed-income securities of varying    Management Company LLC
                        maturities. The average portfolio duration of the Portfolio generally will vary within a one- to three-year time frame based on the Subadviser's forecast for interest rates.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                              PORTFOLIO
        STYLE/                                                                                ADVISOR/
         TYPE                          INVESTMENT OBJECTIVES/POLICIES                        SUBADVISER
---------------------------------------------------------------------------------------------------------------
                        GVIT DEVELOPING MARKETS (f/k/a Montgomery Variable
                        Series -- Emerging Markets): seeks long-term capital
                        appreciation, under normal conditions by investing at least     Gartmore Global Asset
   EMERGING MARKETS     80% of its total assets in stocks of companies of any size    Management Trust/Gartmore
                        based in the world's developing economies. Under normal            Global Partners
                        market conditions, investments are maintained in at least
                        six countries at all times and no more than 35% of total
                        assets in any single one of them.
---------------------------------------------------------------------------------------------------------------
 EACH PORTFOLIO OF THE FIRST DEFINED PORTFOLIO FUND LLC INVESTS IN THE SECURITIES OF A RELATIVELY FEW NUMBER OF
 ISSUERS OR IN A PARTICULAR SECTOR OF THE ECONOMY. SINCE THE ASSETS OF EACH PORTFOLIO ARE INVESTED IN A LIMITED
 NUMBER OF ISSUERS OR A LIMITED SECTOR OF THE ECONOMY, THE NET ASSET VALUE OF THE PORTFOLIO MAY BE MORE
 SUSCEPTIBLE TO A SINGLE ADVERSE ECONOMIC, POLITICAL OR REGULATORY OCCURRENCE. CERTAIN OF THE PORTFOLIOS MAY
 ALSO BE SUBJECT TO ADDITIONAL MARKET RISK DUE TO THEIR POLICY OF INVESTING BASED ON AN INVESTMENT STRATEGY AND
 GENERALLY NOT BUYING OR SELLING SECURITIES IN RESPONSE TO MARKET FLUCTUATIONS. EACH PORTFOLIO'S RELATIVE LACK
 OF DIVERSITY AND LIMITED ONGOING MANAGEMENT MAY SUBJECT CONTRACT OWNERS TO GREATER MARKET RISK THAN OTHER
 PORTFOLIOS.
 THE STOCK SELECTION DATE FOR EACH OF THE STRATEGY PORTFOLIOS OF THE FIRST DEFINED PORTFOLIO FUND LLC IS ON OR
 ABOUT DECEMBER 31ST OF EACH YEAR. THE HOLDINGS FOR EACH STRATEGY PORTFOLIO WILL BE ADJUSTED ANNUALLY ON OR
 ABOUT DECEMBER 31ST IN ACCORDANCE WITH THE PORTFOLIO'S INVESTMENT STRATEGY. AT THAT TIME, THE PERCENTAGE
 RELATIONSHIP AMONG THE SHARES OF EACH ISSUER HELD BY THE PORTFOLIO IS ESTABLISHED. THROUGH THE NEXT ONE-YEAR
 PERIOD THAT PERCENTAGE WILL BE MAINTAINED AS CLOSELY AS PRACTICABLE WHEN THE PORTFOLIO MAKES SUBSEQUENT
 PURCHASES AND SALES OF THE SECURITIES.
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
                                                                                              PORTFOLIO
        STYLE/                                                                                ADVISOR/
         TYPE                          INVESTMENT OBJECTIVES/POLICIES                        SUBADVISER
---------------------------------------------------------------------------------------------------------------
                        FIRST TRUST(R) 10 UNCOMMON VALUES: seeks to provide
                        above-average capital appreciation. The Portfolio seeks to achieve its objective by investing primarily in the ten
                        common stocks selected by the Investment Policy Committee of
      LARGE CAP         Lehman Brothers Inc. ("Lehman Brothers") with the assistance         First Trust
        BLEND           of the Research Department of Lehman Brothers which, in             Advisors L.P.
                        their opinion have the greatest potential for capital
                        appreciation during the next year. The stocks included in
                        the Portfolio are adjusted annually on or about July 1st in accordance with the selections of Lehman Brothers.
---------------------------------------------------------------------------------------------------------------
                        TARGET MANAGED VIP: seeks to provide above-average total
                        return. The Portfolio seeks to achieve its objective by
       BLENDED          investing in common stocks of the most attractive companies          First Trust
       STRATEGY         that are identified by a model based on six uniquely                Advisors L.P.
                        specialized strategies -- The Dow(SM) DART 5, the European
                        Target 20, the Nasdaq(R) Target 15, the S&P Target 24, the
                        Target Small Cap and the Value Line(R) Target 25.
---------------------------------------------------------------------------------------------------------------
                        S&P TARGET 24: seeks to provide above-average total return.
                        The Portfolio seeks to achieve its objective by investing in common stocks issued by companies that have the potential
      LARGE CAP         for capital appreciation. The Portfolio invests primarily in         First Trust
        GROWTH          the common stocks of twenty-four companies selected from a          Advisors L.P.
                        subset of the stocks included in the Standard & Poor's 500
                        Composite Stock Price Index. The subset of stocks will be
                        taken from each of the eight largest economic sectors of the
                        S&P 500 Index based on the sector's market capitalization.
---------------------------------------------------------------------------------------------------------------
                        THE DOW(SM) DART 10: seeks to provide above-average total
                        return. The Portfolio seeks to achieve its objective by
                        investing in common stocks issued by companies that are
      LARGE CAP         expected to provide income and to have the potential for             First Trust
        VALUE           capital appreciation. The Portfolio invests primarily in the        Advisors L.P.
                        common stocks of the ten companies in the DJIA that have the highest combined dividend yields and buyback ratios on or
                        about the applicable stock selection date.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                              PORTFOLIO
        STYLE/                                                                                ADVISOR/
         TYPE                          INVESTMENT OBJECTIVES/POLICIES                        SUBADVISER
---------------------------------------------------------------------------------------------------------------
                        VALUE LINE(R) TARGET 25: seeks to provide above-average
                        capital appreciation. The Portfolio seeks to achieve its
                        objective by investing in 25 of the 100 common stocks that
                        Value Line(R) gives a #1 ranking for Timeliness(TM) which
                        have recently exhibited certain positive financial
                        attributes. Value Line(R) ranks 1,700 stocks which represent approximately 94% of the trading volume on all U.S. stock
                        exchanges. Of these 1,700 stocks, only 100 are given their
        VALUE           #1 ranking for Timeliness(TM), which measures Value Line's           First Trust
        EQUITY          view of their probable price performance during the next six        Advisors L.P.
                        to 12 months relative to the others. Value Line(R) bases
                        their rankings on a long-term trend of earnings, prices,
                        recent earnings, price momentum, and earnings surprise. To select the stocks for the Portfolio, the Subadviser follows a disciplined investment strategy that invests primarily in the common stocks of 25 companies selected from a subset of the stocks that receive Value Line's(R) #1 ranking for
                        Timeliness as of the close of business on or about the
                        applicable stock selection date.
---------------------------------------------------------------------------------------------------------------
                        GLOBAL TARGET 15: seeks to provide above-average total
                        return. The Portfolio seeks to achieve its objective by
                        investing in common stocks issued by companies that are
                        expected to provide income and to have the potential for
                        capital appreciation. The Portfolio invests primarily in the common stocks of the companies which are components of the
        GLOBAL          DJIA, the Financial Times Industrial Ordinary Share Index            First Trust
        EQUITY          ("FT Index") and the Hang Seng Index. The Portfolio                 Advisors L.P.
                        primarily consists of common stocks of the five companies
                        with the lowest per share stock prices of the ten companies in each of the DJIA, FT Index and Hang Seng Index,
                        respectively, that have the highest dividend yield in the
                        respective index on or about the applicable stock selection date.
---------------------------------------------------------------------------------------------------------------
                        NASDAQ(R) TARGET 15: seeks to provide above-average total
                        return. The Portfolio seeks to achieve its objective by
                        investing in common stocks issued by companies that are
      LARGE CAP         expected to have the potential for capital appreciation. The         First Trust
        GROWTH          Portfolio invests primarily in the common stocks of fifteen         Advisors L.P.
                        companies selected from a pre-screened subset of the stocks included in the Nasdaq-100 Index on or about the applicable stock selection date through a multi-step process.
---------------------------------------------------------------------------------------------------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by American Skandia Investment Services, Incorporated. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

"Dow Jones Industrial Average(SM)", "DJIA(SM)", "Dow Industrials(SM)", "The Dow(SM)", and "The Dow 10(SM)", are service marks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust Advisors L.P. ("First Trust"). The portfolios, including, and in particular the Target Managed VIP portfolio and The Dow(SM) DART 10 portfolio, are not endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust on behalf of the S&P Target 24 Portfolio and the Target Managed VIP Portfolio. The Portfolios are not sponsored, endorsed, managed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

"The Nasdaq 100(R)", "Nasdaq-100 Index(R)", "Nasdaq Stock Market(R)", and "Nasdaq(R)" are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by First Trust. The Nasdaq Target 15 Portfolio and Target Managed VIP Portfolio have not been passed on by the Corporations as to its legality or suitability. The Nasdaq Target 15 Portfolio and Target Managed VIP Portfolio are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO

WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE NASDAQ TARGET 15 PORTFOLIO OR THE TARGET MANAGED VIP PORTFOLIO.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are registered trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. The Target Managed VIP(R) Portfolio is not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the Portfolio.

The First Trust(R) 10 Uncommon Values portfolio is not sponsored or created by Lehman Brothers, Inc. ("Lehman Brothers"). Lehman Brothers' only relationship to First Trust is the licensing of certain trademarks and trade names of Lehman Brothers and of the "10 Uncommon Values" which is determined, composed and calculated by Lehman Brothers without regard to First Trust or the First Trust(R) 10 Uncommon Values portfolio.

                                     PART C:

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (b)      EXHIBITS

            (14)  Powers of Attorney.
                     (f) C. Edward Chaplin, John Chieffo, Bernard J. Jacob (Note 11)

-----------------------

(Note 11)    Incorporated by reference to Post-Effective amendment number 14 on
             Form N-4, Registration number 333-37728, filed November 15, 2004 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

                                   SIGNATURES

      As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Newark, and the State of New Jersey on this 20th day of January 2005.


            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                        BY: PRUCO LIFE INSURANCE COMPANY
                                   (Depositor)


         Attest: /s/   CLIFFORD E. KIRSCH                          /s BERNARD J. JACOB
         -------------------------------------                     -------------------
                           CLIFFORD E. KIRSCH                      BERNARD J. JACOB
                           CHIEF LEGAL OFFICER AND SECRETARY       PRESIDENT

                                   SIGNATURES



                               SIGNATURE AND TITLE
                               -------------------
                 *
         ---------------------
         JAMES J. AVERY JR.                                       Date: January 20, 2005
         VICE CHAIRMAN AND DIRECTOR

                 *
         ---------------------
         BERNARD J. JACOB                                         *BY CLIFFORD E. KIRSCH
         PRESIDENT AND DIRECTOR                                    ----------------------
                                                                  CLIFFORD E. KIRSCH
                                                                  (ATTORNY-IN-FACT)
                 *
         ---------------------
         JOHN CHIEFFO
         VICE PRESIDENT, CHIEF ACCOUNTING OFFICER,
         AND PRINCIPAL FINANCIAL OFFICER

                 *
         ---------------------
         C. EDWARD CHAPLIN
         SENIOR VICE PRESIDENT AND DIRECTOR

                 *
         ---------------------
         HELEN M. GALT
         DIRECTOR

                 *
         ---------------------
         RONALD P. JOELSON
         DIRECTOR

                 *
         ---------------------
         ANDREW J. MAKO
         DIRECTOR

                 *
         ---------------------
         DAVID R. ODENATH, JR.
         DIRECTOR